Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets		$ 137,926	$ 68,256
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 223,352	267,000	$ 262,350
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Derivative financial assets		137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	223,352	267,000
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Derivative financial assets		137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 223,352	$ 267,000